Current and Long-Term Debt - Credit Agricole credit facility (Details) - USD ($)	1 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,767,193,000	$ 1,882,681,000
Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,100,000
Borrowings instrument term	15 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	135.00%
Debt outstanding	$ 103,900,000
Credit Agricole Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.75%
Consolidated Liquidity Requirement - Scenario One [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000